GOODWILL AND OTHER INTANGIBLE ASSETS (Details)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 ETS TOEIC license CNY	Mar. 31, 2013 ETS TOEIC license CNY	Mar. 31, 2014 Customer relationships CNY	Mar. 31, 2013 Customer relationships CNY	Mar. 31, 2014 Training platform CNY	Mar. 31, 2014 Contracts in progress CNY	Oct. 31, 2013 Contracts in progress CNY	Mar. 31, 2014 Contracts in progress Upon completion of the remaining contracts CNY
Change in the carrying amount of goodwill
Balance at beginning of the year		23,422,850
Acquisition of Xing Wei Group		7,589,052
Balance at end of the year	4,988,724	31,011,902	23,422,850
Changes in the carrying amount of goodwill			0	0
Intangible assets
Gross carrying amount		27,074,786	25,426,706		24,126,706	24,126,706	1,300,000	1,300,000	422,700	1,225,380
Accumulated amortization/deduction		(13,272,394)	(10,343,832)		(12,117,249)	(9,901,334)	(550,833)	(442,498)	(35,225)	(569,087)
Impairment	(1,931,899)	(12,009,457)			(12,009,457)
Net carrying amount		1,792,935	15,082,874			14,225,372	749,167	857,502	387,475	656,293
Weighted Average Amortization Period					10 years	10 years	12 years	12 years	5 years
Billing amount of contract											735,000	1,911,000
Amortization expenses		2,359,475	2,514,392	2,758,838
Estimated amortization expense
2015		192,873
2016		192,873
2017		192,873
2018		192,873
2019		157,648